Note 10 - Income taxes (Detail) - Net Operating Loss Carryforwards (USD $)	Dec. 31, 2012
Operating Loss Carryforwards	$ 54,017,215
Expired December 31, 2025 [Member]
Operating Loss Carryforwards	1,376,740
Expired December 31, 2026 [Member]
Operating Loss Carryforwards	7,291,084
Expired December 31, 2027 [Member]
Operating Loss Carryforwards	12,280,771
Expired December 31, 2028 [Member]
Operating Loss Carryforwards	6,922,963
Expired December 31, 2029 [Member]
Operating Loss Carryforwards	4,816,700
Expired December 31, 2030 [Member]
Operating Loss Carryforwards	7,667,557
Expired December 31, 2031 [Member]
Operating Loss Carryforwards	8,816,976
Expired December 31, 2032 [Member]
Operating Loss Carryforwards	$ 4,844,424